Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares	Additional Paid-In Capital	Retained Earnings	Statutory Reserve	Accumulated Other Comprehensive Income	Shareholders' Equity	Non-controlling Interests	Total
Balance at beginning at Sep. 30, 2019	$ 50,000	$ 12,252,077	$ 7,560,631	$ 1,773,817	$ (1,743,175)	$ 19,893,350	$ 2,744,576	$ 22,637,926
Balance at beginning (in shares) at Sep. 30, 2019	30,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year			5,063,710			5,063,710	(123,269)	4,940,441
Appropriation for statutory reserve			(426,969)	426,969
Foreign currency translation adjustment					1,141,174	1,141,174	121,966	1,263,140
Balance at ending at Sep. 30, 2020	$ 50,000	12,252,077	12,197,372	2,200,786	(602,001)	26,098,234	2,743,273	$ 28,841,507
Balance at ending (in shares) at Sep. 30, 2020	30,000,000							30,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity								$ 26,098,234
Net income for the year			3,152,868			3,152,868	(44,724)	3,108,144
Acquisition of Noncontrolling interest		283,352				283,352	(990,011)	(706,659)
Appropriation for statutory reserve			(656,335)	656,335
Ordinary shares Issued In Initial public Offering, Net of issuance cost	$ 9,583	23,855,502				23,865,085		23,865,085
Ordinary shares issued in initial public offering, net of issuance cost (in shares)	5,750,000
Foreign currency translation adjustment					1,459,067	1,459,067	101,314	1,560,381
Balance at ending at Sep. 30, 2021	$ 59,583	$ 36,390,931	$ 14,693,905	$ 2,857,121	$ 857,066		$ 1,809,852	$ 56,668,458
Balance at ending (in shares) at Sep. 30, 2021	35,750,000							30,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity						$ 54,858,606		$ 54,858,606